Segment Information (Tables)	12 Months Ended
Mar. 31, 2019
Segment Reporting [Abstract]
Financial Information of Segments

Financial information of the segments for fiscal 2017, 2018 and 2019 is as follows:

The Company made DAIKYO a wholly-owned subsidiary in fiscal 2019 to complement their respective real estate businesses and to jointly aim for medium- and long-term growth as a comprehensive real estate business. Accordingly, ORIX changed the segment classification of DAIKYO from Investment and Operation segment to Real Estate segment. As a result of this change, segment amounts as of the end of and for the previous fiscal year have been retrospectively reclassified.

Year ended March 31, 2017	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Revenues	¥103,146	¥270,960	¥512,756	¥969,956	¥368,700	¥462,740	¥2,688,258
Finance revenues	32,449	13,355	2,357	10,981	68,131	85,140	212,413
Interest expense	6,199	3,705	3,204	4,889	4,076	40,300	62,373
Depreciation and amortization	6,517	130,272	15,718	12,627	18,914	50,960	235,008
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	(96)	210	46	(1,060)	10,109	13,546	22,755
Write-downs of long-lived assets	0	46	3,890	1,032	0	4,165	9,133
Increase (Decrease) in policy liabilities and policy account balances	0	0	0	0	(103,878)	0	(103,878)
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	3,354	178	7,891	36,019	14	42,470	89,926
Bargain Purchase Gain	0	0	0	5,802	0	0	5,802
Segment profits	38,032	39,787	84,479	73,362	72,865	112,386	420,911
Segment assets	1,085,997	806,722	843,892	593,761	3,293,448	2,578,101	9,201,921
Long-lived assets	42,337	475,640	534,173	248,272	45,267	435,728	1,781,417
Expenditures for long-lived assets	8,330	164,486	42,010	65,652	276	196,451	477,205
Investment in affiliates	18,392	1,880	110,553	60,275	810	332,154	524,064

Year ended March 31, 2018	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Revenues	¥115,837	¥275,933	¥489,752	¥1,083,505	¥428,697	¥479,619	¥2,873,343
Finance revenues	30,737	14,247	2,072	9,274	72,929	98,426	227,685
Interest expense	5,019	3,242	2,285	5,670	4,026	51,536	71,778
Depreciation and amortization	10,404	131,829	18,218	18,460	21,642	70,109	270,662
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	1,072	192	(8)	(927)	11,244	5,783	17,356
Write-downs of long-lived assets	32	29	4,187	27	0	1,250	5,525
Increase (Decrease) in policy liabilities and policy account balances	0	0	0	0	(53,512)	0	(53,512)
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	2,681	102	35,461	49,315	6	11,749	99,314
Segment profits	49,275	40,162	74,395	84,097	74,527	106,622	429,078
Segment assets	991,818	847,190	801,969	674,617	3,174,505	2,608,819	9,098,918
Long-lived assets	41,252	482,563	509,450	257,266	43,878	507,715	1,842,124
Expenditures for long-lived assets	3,764	170,727	69,693	47,841	174	286,730	578,929
Investment in affiliates	16,845	1,996	100,219	156,896	702	314,569	591,227

Year ended March 31, 2019	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Revenues	¥95,212	¥288,211	¥529,064	¥615,151	¥428,904	¥490,730	¥2,447,272
Finance revenues	28,829	14,352	2,065	9,063	76,693	111,634	242,636
Interest expense	4,067	3,026	2,249	7,054	4,080	62,821	83,297
Depreciation and amortization	11,096	139,897	17,299	21,223	25,774	73,123	288,412
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	1,106	336	23	(187)	11,541	9,564	22,383
Write-downs of long-lived assets	0	712	1,553	43	0	110	2,418
Increase (Decrease) in policy liabilities and policy account balances	0	0	0	0	10,109	0	10,109
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	(416)	1,329	16,845	15,707	(17)	32,840	66,288
Segment profits	25,482	38,841	89,247	38,170	84,211	125,444	401,395
Segment assets	959,725	873,775	720,221	733,612	3,571,437	3,138,928	9,997,698
Long-lived assets	39,856	500,435	424,833	282,895	29,406	524,662	1,802,087
Expenditures for long-lived assets	2,781	195,443	73,321	40,818	2	308,808	621,173
Investment in affiliates	16,276	33	107,072	161,966	631	556,682	842,660

Reconciliation of Segment Totals to Consolidated Financial Statement Amounts

The reconciliation of segment totals to consolidated financial statement amounts is as follows. Significant items to be reconciled are segment revenues, segment profits and segment assets. Other items do not have a significant difference between segment amounts and consolidated amounts.

	Millions of yen
	2017	2018	2019
Segment revenues:
Total revenues for segments	¥2,688,258	¥2,873,343	¥2,447,272
Revenues related to corporate assets	9,244	8,531	8,655
Revenues from inter-segment transactions	(18,843)	(19,103)	(21,063)

Total consolidated revenues	¥2,678,659	¥2,862,771	¥2,434,864

Segment profits:
Total segment profits	¥420,911	¥429,078	¥401,395
Corporate losses	(3,633)	(4,329)	(10,012)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	7,687	10,752	4,347

Total consolidated income before income taxes	¥424,965	¥435,501	¥395,730

Segment assets:
Total segment assets	¥9,201,921	¥9,098,918	¥9,997,698
Cash and cash equivalents, restricted cash	1,133,212	1,405,117	1,283,580
Allowance for doubtful receivables on direct financing leases and probable loan losses	(59,227)	(54,672)	(58,011)
Trade notes, accounts and other receivable	283,427	294,773	280,590
Other corporate assets	672,562	681,846	671,060

Total consolidated assets	¥11,231,895	¥11,425,982	¥12,174,917

Geographical Revenues and Income before Income Taxes

The following information represents geographical revenues and income before income taxes, which are attributed to geographic areas, based on the country location of the Company and its subsidiaries.

	Millions of yen
	Fiscal Year ended March 31, 2017
	Japan	The Americas*1	Other*2	Total
Total Revenues	¥2,195,389	¥239,294	¥243,976	¥2,678,659
Income before Income Taxes	313,175	73,945	37,845	424,965

	Millions of yen
	Fiscal Year ended March 31, 2018
	Japan	The Americas*1	Other*2	Total
Total Revenues	¥2,377,729	¥208,264	¥276,778	¥2,862,771
Income before Income Taxes	320,511	74,105	40,885	435,501

	Millions of yen
	Fiscal Year ended March 31, 2019
	Japan	The Americas*1	Other*2	Total
Total Revenues	¥1,948,868	¥205,233	¥280,763	¥2,434,864
Income before Income Taxes	274,431	70,935	50,364	395,730

*1	Mainly the United States
*2	Mainly Asia, Europe, Australasia and Middle East
*3

From fiscal 2019, regarding ORIX Corporation Europe N. V., both total revenues and income before income taxes, previously disclosed in Other, are disclosed separately in the above areas, and the information about geographic areas for the previous fiscal year has been retrospectively reclassified as a result of this change.

Disaggregation of Revenues for Revenues From Contracts With Customers, by Goods and Services Category and Geographical Location

Disaggregation of revenues for revenues from contracts with customers, by goods or services category and geographical location is as follows:

	Millions of yen
	Fiscal Year ended March 31, 2019
	Reportable segments							Corporate revenue and intersegment transactions	Total revenues
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Goods or services category
Sales of goods	¥4,379	¥5,392	¥8,063	¥436,044	¥0	¥6,798	¥460,676	¥1,353	¥462,029
Real estate sales	0	0	133,426	0	0	710	134,136	0	134,136
Asset management and servicing	0	0	5,523	454	163	185,787	191,927	(107)	191,820
Automobile related services	486	61,398	0	204	0	16,994	79,082	(359)	78,723
Facilities operation	0	0	100,940	0	0	3,066	104,006	(1)	104,005
Environment and energy services	2,815	0	188	129,166	0	1,004	133,173	(930)	132,243
Real estate management and brokerage	0	0	105,278	0	0	0	105,278	(2,216)	103,062
Real estate contract work	0	0	83,182	0	0	0	83,182	(965)	82,217
Other	35,958	9,153	4,513	39,081	3,448	20,544	112,697	(5,356)	107,341

Total revenues from contracts with customers	43,638	75,943	441,113	604,949	3,611	234,903	1,404,157	(8,581)	1,395,576

Geographical location
Japan	43,638	75,610	441,113	603,957	3,611	6,749	1,174,678	(4,886)	1,169,792
The Americas	0	0	0	0	0	114,614	114,614	0	114,614
Other	0	333	0	992	0	113,540	114,865	(3,695)	111,170

Total revenues from contracts with customers	43,638	75,943	441,113	604,949	3,611	234,903	1,404,157	(8,581)	1,395,576

Other revenues*	51,574	212,268	87,951	10,202	425,293	255,827	1,043,115	(3,827)	1,039,288

Segment revenues/Total revenues	¥95,212	¥288,211	¥529,064	¥615,151	¥428,904	¥490,730	¥2,447,272	¥(12,408)	¥2,434,864

*

Other revenues include revenues that are not in the scope of ASC 606 (“Revenue from Contracts with Customers”), such as life insurance premiums and related investment income, operating leases, finance revenues that include interest income, and others.